Loans receivable, net of allowances - Schedule of Loan Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Allowance for credit expected losses	$ (11,938)	$ (2,064)
Total current loans receivable, net	15,385	8,907
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for credit expected losses	(473)	0
Total non-current loans receivable, net	1,185	0
Consumer Loan
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	23,360	10,927
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Loans receivable	1,658	0
Securitized loans receivable
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	$ 3,963	$ 44